Intangible Assets, Net - Schedule of Estimated Annual Amortization Expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Estimated Annual Amortization Expense [Abstract]
2026	$ 83,631
2027	83,631
2028	45,929
Intangible assets, net	$ 213,191	$ 255,962